FINANCIAL RISK MANAGEMENT - Schedule of fair value on revaluation derivatives (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Liabilities	$ 165	$ 392
Derivative financial liabilities
Financial Risk Management [Line Items]
Liabilities	0	180
Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	165	212
Level 3 of fair value hierarchy
Financial Risk Management [Line Items]
Liabilities	165	392
Level 3 of fair value hierarchy | Derivative financial liabilities
Financial Risk Management [Line Items]
Liabilities	0	180
Level 3 of fair value hierarchy | Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	$ 165	$ 212